EATON VANCE SPECIAL INVESTMENT TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Enhanced Equity Option Income Fund and Eaton Vance Risk-Managed Equity Option Income Fund (the “Funds”) (1933 Act File No. 02-27962) certifies (a) that the forms of prospectus and statement of additional information dated February 29, 2008 used with respect to the Fund, do not differ materially from those contained in Post-Effective Amendment No. 87 (“Amendment No. 87”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 87 was filed electronically with the Commission (Accession No. 0000940394-08-000203) on February 28, 2008.

EATON VANCE SPECIAL INVESTMENT TRUST
on behalf of Eaton Vance Enhanced Equity Option Income Fund
and Eaton Vance Risk-Managed Equity Option Income Fund

By: /s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: March 3, 2008